Earnings per share	9 Months Ended
Sep. 30, 2024
Earnings per share
Earnings per share:
4.	Earnings per Share:

Weighted average number of common shares outstanding:

	Three months		Nine months
	ended September 30,		ended September 30,
	2024	2023	2024	2023
Issued common shares at beginning of period	93,540,140	91,265,140	93,540,140	90,515,140
Effect of shares issued	-	891,304	-	1,138,278
Weighted average number of common shares outstanding – basic	93,540,140	92,156,444	93,540,140	91,653,418
Weighted average number of shares outstanding – diluted	93,540,140	92,156,444	93,540,140	91,653,418

There is no difference in diluted earning per share as compared to basic earnings per share for the all periods when the company has a net loss as the impact would be antidilutive.